DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating results from disposal groups
Net revenues		$ 63,364	$ 41,111	$ 46,668
Cost of revenues		(51,767)	(36,720)	(34,663)
Other income and expenses that are not major		12,892	(6,884)	(1,352)
Income tax benefit (expenses)		(102)	(944)	321
(Loss) income from the operations of the discontinued operations, net of tax		391	1,520	(27,194)
Gain on deconsolidation of the subsidiaries, net of tax		8,310		489
Gain on disposal of equity method investment, net of tax				56,993
Income from discontinued operations, net of tax expenses of $5,706, $944 and $556 for the years ended December 31, 2014, 2015 and 2016, respectively		8,701	1,520	30,288
Nuomi [Member]
Operating results from disposal groups
Net revenues
Cost of revenues
Selling, research and development, and general and administrative expenses
Impairment of intangible assets
Other income and expenses that are not major
(Loss) income from the operations of the discontinued operations, before income tax
Income tax benefit (expenses)
(Loss) income from the operations of the discontinued operations, net of tax
Gain on disposal of equity method investment, net of tax	$ 56,993			56,993
Income from discontinued operations, net of tax expenses of $5,706, $944 and $556 for the years ended December 31, 2014, 2015 and 2016, respectively				56,993
Qianjun Technology [Member]
Operating results from disposal groups
Net revenues				6,822
Cost of revenues				(15,361)
Selling, research and development, and general and administrative expenses				(11,018)
Impairment of intangible assets				(13,536)
Other income and expenses that are not major				1,963
(Loss) income from the operations of the discontinued operations, before income tax				(31,130)
Income tax benefit (expenses)				321
(Loss) income from the operations of the discontinued operations, net of tax				(30,809)
Gain on deconsolidation of the subsidiaries, net of tax				489
Gain on disposal of equity method investment, net of tax
Income from discontinued operations, net of tax expenses of $5,706, $944 and $556 for the years ended December 31, 2014, 2015 and 2016, respectively				(30,320)
Renren Games [Member]
Operating results from disposal groups
Net revenues		1,699	17,071	36,286
Cost of revenues		(871)	(9,426)	(13,309)
Selling, research and development, and general and administrative expenses		(485)	(6,362)	(16,534)
Impairment of intangible assets				(714)
Other income and expenses that are not major		150	1,181	(2,114)
(Loss) income from the operations of the discontinued operations, before income tax		493	2,464	3,615
Income tax benefit (expenses)		(102)	(944)
(Loss) income from the operations of the discontinued operations, net of tax		391	1,520	3,615
Gain on deconsolidation of the subsidiaries, net of tax		8,310
Gain on disposal of equity method investment, net of tax
Income from discontinued operations, net of tax expenses of $5,706, $944 and $556 for the years ended December 31, 2014, 2015 and 2016, respectively		$ 8,701	$ 1,520	$ 3,615